Document and Entity Information	Aug. 26, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001584509
Document Type	8-K
Document Period End Date	Aug. 26, 2019
Entity Registrant Name	Aramark
Entity Incorporation State Country Code	DE
Entity File Number	001-36223
Entity Tax Identification Number	20-8236097
Entity Address, Address Line One	2400 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(215)
Local Phone Number	238-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ARMK
Security Exchange Name	NYSE